Related-party Information (Schedule of Transactions with Directors and Officers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 2,229	$ 1,994
Share-based payments	292	258
Key management personnel compensation	$ 2,521	$ 2,252